PROVISIONS - Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Total provisions	$ 316.0	$ 476.7
Current portion of provisions	5.6	6.5
Non-current provisions	310.4	470.2
Asset retirement obligations
Disclosure of other provisions [line items]
Total provisions	298.5	460.4	$ 380.0
Current portion of provisions	5.6	6.5
Non-current provisions	292.9	453.9
Other
Disclosure of other provisions [line items]
Total provisions	$ 17.5	$ 16.3